Supplement Dated November 28, 2018 to your Prospectus Dated June 28, 2018

Effective November 1, 2018, the Investment Adviser for Franklin Small Cap Value VIP Fund has been updated as follows:

Previous Adviser	New Adviser
Franklin Advisory Services, LLC	Franklin Mutual Advisers, LLC

This Supplement Should Be Retained For Future Reference.

HV-7751